Income Taxes (Tax Carryforwards) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Tax Credit Carryforward [Line Items]
Insurance and employee benefits	$ 2,382	$ 2,650
Other asset basis differences	1,098	1,199
Other liability basis differences	1,403	1,543
Tax loss carryforwards	494	528
Tax credit carryforwards	873	872
Valuation allowances	545	591
Future Income Tax Benefits	5,705	6,201
Other Asset Basis Differences	5,376	5,324
Other items, net	364	531
Future Income Taxes Payable	5,740	$ 5,855
Tax Credit Carryforwards	873
Tax Loss Carryforwards	2,647
Expiration Period Current To Five Years [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforwards	12
Tax Loss Carryforwards	317
Expiration Period Six To Ten Years [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforwards	13
Tax Loss Carryforwards	187
Expiration Period Eleven To Twenty Years [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforwards	219
Tax Loss Carryforwards	363
Expiration Period Indefinite [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforwards	629
Tax Loss Carryforwards	$ 1,780